Outstanding and Exercisable Share Options (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Range Exercise Price Minimum	$ 68.39
Options Outstanding Number of Shares | shares	1,626,582
Options Outstanding Weighted Average Remaining Contractual Life	4 years 9 months 4 days
Options Outstanding Weighted Average Exercise Price	$ 34.87
Options Exercisable Number of Shares | shares	657,729
Options Exercisable Weighted Average Exercise Price	$ 24.15
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares | shares	50,000
Options Outstanding Weighted Average Remaining Contractual Life	1 year 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares | shares	50,000
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.80
Options Outstanding Number of Shares | shares	60,000
Options Outstanding Weighted Average Remaining Contractual Life	3 years 9 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 16.80
Options Exercisable Number of Shares | shares	30,000
Options Exercisable Weighted Average Exercise Price	$ 16.80
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares | shares	12,000
Options Outstanding Weighted Average Remaining Contractual Life	3 years 10 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Number of Shares | shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.98
Options Outstanding Number of Shares | shares	600
Options Outstanding Weighted Average Remaining Contractual Life	10 months 13 days
Options Outstanding Weighted Average Exercise Price	$ 18.98
Options Exercisable Number of Shares | shares	600
Options Exercisable Weighted Average Exercise Price	$ 18.98
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.16
Options Outstanding Number of Shares | shares	400
Options Outstanding Weighted Average Remaining Contractual Life	2 years 10 months 17 days
Options Outstanding Weighted Average Exercise Price	$ 20.16
Options Exercisable Number of Shares | shares	400
Options Exercisable Weighted Average Exercise Price	$ 20.16
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares | shares	255,694
Options Outstanding Weighted Average Remaining Contractual Life	3 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares | shares	158,073
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.59
Options Outstanding Number of Shares | shares	57,200
Options Outstanding Weighted Average Remaining Contractual Life	4 years 1 month 21 days
Options Outstanding Weighted Average Exercise Price	$ 20.59
Options Exercisable Number of Shares | shares	4,000
Options Exercisable Weighted Average Exercise Price	$ 20.59
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares | shares	61,755
Options Outstanding Weighted Average Remaining Contractual Life	1 year 1 month 24 days
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares | shares	61,755
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.30
Options Outstanding Number of Shares | shares	250,939
Options Outstanding Weighted Average Remaining Contractual Life	4 years 3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 22.30
Options Exercisable Number of Shares | shares	109,894
Options Exercisable Weighted Average Exercise Price	$ 22.30
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.66
Options Outstanding Number of Shares | shares	7,890
Options Outstanding Weighted Average Remaining Contractual Life	4 years 6 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 23.66
Options Exercisable Number of Shares | shares	4,450
Options Exercisable Weighted Average Exercise Price	$ 23.66
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares | shares	101,412
Options Outstanding Weighted Average Remaining Contractual Life	2 years 2 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares | shares	101,412
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.20
Options Outstanding Number of Shares | shares	1,950
Options Outstanding Weighted Average Remaining Contractual Life	2 years 4 months 21 days
Options Outstanding Weighted Average Exercise Price	$ 26.20
Options Exercisable Number of Shares | shares	1,950
Options Exercisable Weighted Average Exercise Price	$ 26.20
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.71
Options Outstanding Number of Shares | shares	4,450
Options Outstanding Weighted Average Remaining Contractual Life	4 years 10 months 10 days
Options Outstanding Weighted Average Exercise Price	$ 26.71
Options Exercisable Number of Shares | shares	2,670
Options Exercisable Weighted Average Exercise Price	$ 26.71
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares | shares	3,000
Options Outstanding Weighted Average Remaining Contractual Life	2 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares | shares	3,000
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 32.37
Options Outstanding Number of Shares | shares	179,603
Options Outstanding Weighted Average Remaining Contractual Life	5 years 4 months 2 days
Options Outstanding Weighted Average Exercise Price	$ 32.37
Options Exercisable Number of Shares | shares	70,997
Options Exercisable Weighted Average Exercise Price	$ 32.37
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 35.33
Options Outstanding Number of Shares | shares	1,350
Options Outstanding Weighted Average Remaining Contractual Life	1 month 28 days
Options Outstanding Weighted Average Exercise Price	$ 35.33
Options Exercisable Number of Shares | shares	1,350
Options Exercisable Weighted Average Exercise Price	$ 35.33
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.22
Options Outstanding Number of Shares | shares	27,213
Options Outstanding Weighted Average Remaining Contractual Life	5 years 5 months 19 days
Options Outstanding Weighted Average Exercise Price	$ 36.22
Options Exercisable Number of Shares | shares	7,908
Options Exercisable Weighted Average Exercise Price	$ 36.22
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 37.90
Options Outstanding Number of Shares | shares	7,100
Options Outstanding Weighted Average Remaining Contractual Life	5 years 11 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 37.90
Options Exercisable Number of Shares | shares	920
Options Exercisable Weighted Average Exercise Price	$ 37.90
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 40.83
Options Outstanding Number of Shares | shares	105,992
Options Outstanding Weighted Average Remaining Contractual Life	6 years 4 months 24 days
Options Outstanding Weighted Average Exercise Price	$ 40.83
Options Exercisable Number of Shares | shares	20,468
Options Exercisable Weighted Average Exercise Price	$ 40.83
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 47.03
Options Outstanding Number of Shares | shares	71,670
Options Outstanding Weighted Average Remaining Contractual Life	6 years 2 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 47.03
Options Exercisable Number of Shares | shares	7,520
Options Exercisable Weighted Average Exercise Price	$ 47.03
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 48.67
Options Outstanding Number of Shares | shares	140,881
Options Outstanding Weighted Average Remaining Contractual Life	6 years 2 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 48.67
Options Exercisable Number of Shares | shares	13,556
Options Exercisable Weighted Average Exercise Price	$ 48.67
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 51.35
Options Outstanding Number of Shares | shares	4,030
Options Outstanding Weighted Average Remaining Contractual Life	6 years 7 months 10 days
Options Outstanding Weighted Average Exercise Price	$ 51.35
Options Exercisable Number of Shares | shares	806
Options Exercisable Weighted Average Exercise Price	$ 51.35
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 66.47
Options Outstanding Number of Shares | shares	15,969
Options Outstanding Weighted Average Remaining Contractual Life	7 years 4 months 21 days
Options Outstanding Weighted Average Exercise Price	$ 66.47
Options Exercisable Weighted Average Exercise Price	66.47
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 66.97
Options Outstanding Number of Shares | shares	3,118
Options Outstanding Weighted Average Remaining Contractual Life	7 years 5 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 66.97
Options Exercisable Weighted Average Exercise Price	66.97
Range 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 68.39
Options Outstanding Number of Shares | shares	232,366
Options Outstanding Weighted Average Remaining Contractual Life	7 years 2 months 19 days
Options Outstanding Weighted Average Exercise Price	$ 68.39
Options Exercisable Weighted Average Exercise Price	$ 68.39